Short positions (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short positions
Short positions	£ 28,527	£ 22,077
Government
Short positions
Short positions	26,381	20,979
Other issuers
Short positions
Short positions	2,145	1,095
Equity shares
Short positions
Short positions	£ 1	£ 3